Investment securities (Tables)	3 Months Ended
Jun. 30, 2012
Investment securities
Investment securities
end of	2Q12	1Q12	4Q11	2Q11

Investment securities (CHF million)

Debt securities held-to-maturity	2	2	2	146

Securities available-for-sale	5,324	5,602	5,158	5,404

Total investment securities	5,326	5,604	5,160	5,550

Investment securities by type
Investment securities by type
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

2Q12 (CHF million)

Debt securities issued by foreign governments	2	0	0	2

Debt securities held-to-maturity	2	0	0	2

Debt securities issued by the Swiss federal, cantonal or local governmental entities	460	29	0	489

Debt securities issued by foreign governments	3,154	103	5	3,252

Corporate debt securities	678	21	1	698

Collateralized debt obligations	465	22	0	487

Debt securities available-for-sale	4,757	175	6	4,926

Banks, trust and insurance companies	220	171	0	391

Industry and all other	7	0	0	7

Equity securities available-for-sale	227	171	0	398

Securities available-for-sale	4,984	346	6	5,324

4Q11 (CHF million)

Debt securities issued by foreign governments	2	0	0	2

Debt securities held-to-maturity	2	0	0	2

Debt securities issued by the Swiss federal, cantonal or local governmental entities	321	27	0	348

Debt securities issued by foreign governments	3,211	121	12	3,320

Corporate debt securities	778	18	5	791

Collateralized debt obligations	587	20	0	607

Debt securities available-for-sale	4,897	186	17	5,066

Banks, trust and insurance companies	67	9	0	76

Industry and all other	15	1	0	16

Equity securities available-for-sale	82	10	0	92

Securities available-for-sale	4,979	196	17	5,158

Gross unrealized losses on investment securities and the related fair value
Gross unrealized losses on investment securities and the related fair value
	Less than 12 months		12 months or more		Total

end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

2Q12 (CHF million)

Debt securities issued by foreign governments	1,027	1	48	4	1,075	5

Corporate debt securities	10	0	34	1	44	1

Debt securities available-for-sale	1,037	1	82	5	1,119	6

4Q11 (CHF million)

Debt securities issued by foreign governments	100	2	40	10	140	12

Corporate debt securities	81	2	17	3	98	5

Debt securities available-for-sale	181	4	57	13	238	17

Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
	6M12		6M11

in	Debt securities	Equity securities	Debt securities	Equity securities

Additional information (CHF million)

Proceeds from sales	9	330	2,095	1

Realized gains	1	154	40	0

Realized losses	0	0	(22)	0

Amortized cost, fair value and average yield of debt securities
Amortized cost, fair value and average yield of debt securities
	Debt securities held-to-maturity			Debt securities available-for-sale

end of	Amortized cost	Fair value	Average yield (in %)	Amortized cost	Fair value	Average yield (in %)

2Q12 (CHF million)

Due within 1 year	2	2	4.41	1,713	1,713	3.11

Due from 1 to 5 years	0	0	–	2,396	2,529	3.10

Due from 5 to 10 years	0	0	–	457	483	2.03

Due after 10 years	0	0	–	191	201	2.39

Total debt securities	2	2	4.41	4,757	4,926	2.97